Related party transactions - Key Management Personnel and Directors (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) director contract	Dec. 31, 2015 USD ($) person
Related party
Short-term benefit	$ 4,853	$ 4,921	$ 4,731
Share-based payments	8,264	2,762	2,618
Key management personnel compensation	13,117	7,683	7,349
Directors
Related party
Share-based payments	8,158	$ 2,214	$ 1,550
Number of directors and/or key management | director		1
Outstanding consideration per arrangement/contract	$ 1,000
Directors and key management
Related party
Number of directors and/or key management | person			4
Outstanding consideration per arrangement/contract		$ 3,600
Number of arrangements/contracts completed | contract		3
Value of completed arrangements/contracts		$ 2,400